Other current receivables	12 Months Ended
Dec. 31, 2019
Other current receivables [Abstract]
Other current receivables
8.	Other current receivables

	As of December 31,
in CHF thousands	2019	2018
Other receivables	—	17
Swiss VAT	234	209
Withholding tax	70	10
Total	304	236

The maturity of these assets is less than three months. The Company considers the counterparty risk as low and the carrying amount of these receivables is considered to approximate their fair value.